Common Stock and Warrants (Details - Fair value assumptions)		1 Months Ended	9 Months Ended
	Aug. 12, 2022	Aug. 31, 2022	Sep. 30, 2022
Class of Stock [Line Items]
Risk free interest rate			3.20%
Expected term (years)			5 years 6 months
Expected volatility			177.90%
Warrant Liability [Member]
Class of Stock [Line Items]
Risk free interest rate	3.25%		4.22%
Expected term (years)	2 years		1 year 10 months 24 days
Expected volatility	132.00%		129.00%
Warrant Liability 1 [Member]
Class of Stock [Line Items]
Risk free interest rate		3.45%	4.22%
Expected term (years)		2 years	1 year 10 months 24 days
Expected volatility		132.00%	135.00%